Trade and Other Receivables, net	12 Months Ended
Dec. 31, 2015
Trade and Other Receivables, net
Trade and Other Receivables, net

4.Trade and Other Receivables, net

Trade and other receivables, net are recorded at cost.

	December 31, 2015
	Trade and other		Trade and other
	receivables	Allowance for	receivables
($ thousands)	(Gross)	credit losses	(Net)

Trade receivables	1,013,330	(76,137)	937,193
Related party receivables (Note 27)	20,727	—	20,727
Sales-type lease receivables	1,672	—	1,672

	1,035,729	(76,137)	959,592

	December 31, 2014
	Trade and other		Trade and other
	receivables	Allowance for	receivables
($ thousands)	(Gross)	credit losses	(Net)

Trade receivables	932,166	(91,819)	840,347
Related party receivables (Note 27)	78,435	—	78,435
Sales-type lease receivables	824	—	824

	1,011,425	(91,819)	919,606

The Company maintains an allowance for credit losses on its trade and other receivables. The allowance is based on the credit worthiness of the Company’s customers, including an assessment of the customer’s financial position, operating performance and their ability to meet their contractual obligation. The Company assess the creditworthiness of customers each quarter. In addition, the Company considers historical experience, the age of the receivable and current market and economic conditions. Uncollectible amounts are charged against the allowance account.

The following table presents the activity in the allowance for credit losses related to trade and other receivables:

	December 31,
($ thousands)	2015	2014

Balance at beginning of year	(91,819)	(99,657)
Provisions, net	(18,883)	(14,655)
Amounts written off as uncollectible	25,703	14,310
Foreign currency translation	9,263	11,695
Other	(401)	(3,512)

Balance at end of year	(76,137)	(91,819)

At December 31, 2015, the Company has $39.4M of outstanding receivables due from the State of Illinois, which remain unpaid pending the approval of the 2015 Illinois budget approval. The Company believes these amounts are collectible and has not reserved for this balance.

In 2014 and 2013 the Company entered into two agreements with major European financial institutions to sell certain accounts receivable on a non-recourse basis, related to the Italy segment’s Scratch & Win and Commercial Services concessions. These receivables have been derecognized from the Company’s consolidated balance sheet. The agreements have a three- and five-year duration, respectively, and are subject to early termination by either party. The aggregate amount of outstanding accounts receivables is limited to a maximum amount of €300 million and €150 million for the Scratch & Win and Commercial Services concessions, respectively. At December 31, 2015 and 2014, the following receivables had been sold:

	December 31, 2015		December 31, 2014
(in thousands)	Euro	$	Euro	$

Scratch & Win	179,904	195,862	116,023	140,863
Commercial services	60,265	65,611	41,598	50,504

	240,169	261,473	157,621	191,367